SECURED CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2013
SECURED CONVERTIBLE PROMISSORY NOTES [Abstract]
SECURED CONVERTIBLE PROMISSORY NOTES

NOTE 11 - SECURED CONVERTIBLE PROMISSORY NOTES

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In September  2013,  the Company  commenced a private  offering of $2,000,000 of

Secured  Convertible  Promissory  Notes in order to complete the purchase of the remaining 37.5% working interest in the Five Jab properties discussed in Note 1.

These promissory notes are due in September 2014 including  interest at the rate of 10% per annum on the unpaid  balance and are  convertible  into shares of the

Company's  common stock in whole or in part at a  conversion  price of $3.60 per share 6 months after issuance of the promissory  note. One of the subscribers of this  offering  was Tincup Oil and Gas,  LLC,  which  subscribed  for a $250,000 promissory  note.  A director  of the Company is a member of Tincup Oil and Gas,

LLC.  The offering was not fully  subscribed  for and  therefore at December 31,

2013 the Company owes $1,475,000 plus accrued interest in the amount of $28,205.

Separately and apart, an officer and director of the Company,  agreed to make up the difference of the Secured  Convertible  Promissory Note Offering towards the purchase  price of the Five  Jab  properties  in a  separate  transaction  under separate  terms with the  Company.  The  officer and  director  in exchange  for secured convertible  promissory notes provided the Company each with $300,000 in cash or a total of $600,000.  Their  promissory notes have a due date of January

2, 2014  including  interest at the rate of 10% per annum on the unpaid  balance and allow for the  conversion  of the  promissory  notes at issuance into common stock  in whole  or in part at a  conversion  price  of  $3.60  per  share.  The promissory  notes  provide  that in  addition to having a due date of January 2,

2014,  that at the due date they will each receive a $7,500  payment of fees. If payments are not made on the promissory notes at January 2, 2014, the Company is required to take  immediate  steps to liquidate the Five Jab  properties and the due date will be  extended  to April 2, 2014.  At January 2, 2014,  the  Company

failed to make  payment on the notes.  At that time Mr.  Pollard  and Ranew each entered into an Extension and Waiver with the Company.  The Extension and Waiver provides  that the  payment  date  shall be  extended  to April 2, 2014 and both holders have waived the  provision  that steps be taken to liquidate the secured property  at this time.  If  payment  is made at April 2,  2014,  they will each receive a $15,000 payment of fees. On April 7, 2014, Mr. Pollard and the Company entered into an Extension  and Waiver with the Company and extended the maturity date of the  promissory  note  to May 2,  2014.  If the  property  has not  been liquidated at such date, Mr. Pollard will be assigned a 5.625% working  interest in the Five Jab properties.  On March 31, 2014, Mr. Ranew purchased a warrant in consideration for and cancellation of his $300,000  promissory note. At December

31, 2013,  the Company  owes  $600,000  plus  accrued  interest in the amount of

$22,808. See Note 16 - Subsequent Events.

For the year  ended  December  31,  2013,  these  promissory  notes  with  their conversion  right had an aggregate  total  intrinsic  fair value of $390 and the

Company did not record any expense for 2013 in the statement of operations since management considered such amount immaterial.

The Secured Convertible Promissory Notes are secured by the Company's 75% of the right,  title and working  interest in 1,955 gross  leasehold acres known as the

Five Jab  properties  including  13  producing  wells,  9  service  wells and 14 additional wellbores located in the States of Texas and Louisiana.